Significant events and transactions since 30 June 2018	6 Months Ended
Dec. 31, 2018
Significant events and transactions since 30 June 2018
Significant events and transactions since 30 June 2018

Significant events and transactions since 30 June 2018

In accordance with IAS34 ‘Interim Financial Reporting’, we have included an explanation of events and transactions which are significant to obtain an understanding of the changes in our financial position and performance since
30 June 2018. There were no significant acquisitions and disposals since 30 June 2018.